Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2014
Federal Home Loan Bank Advances [Abstract]
Schedule of Contractual Maturities of Long-Term Debt	The contractual maturities of long-term debt are as follows:
2015	$3,500,000
2016	1,000,000
2017	1,750,000
2018	-
2019	-
$6,250,000